S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 08, 2025 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Price Paid or to be Paid for Securities, Total Amount	$ 4,670,000
Private Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,670,000
Private Warrants [Member] | Soren Holdings LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,670,000
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000